Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount
Total Fee Amount	37,520.04
Total Offset Amount
Net Fee	$ 37,520.04